CONSOLIDATED FINANCIAL STATEMENT DETAILS - Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories:
Ore in stockpiles	$ 546.5	$ 512.3
Ore on leach pads	684.8	708.5
In-process	202.0	186.9
Finished metal	21.7	19.4
Materials and supplies	400.5	374.5
Inventories, subtotal	1,855.5	1,801.6
Long-term portion of ore in stockpiles and ore on leach pads	(485.2)	(558.4)
Total inventories	1,370.3	$ 1,243.2
Cost of sales
Inventories:
Reversal of inventory write-down	22.8
Depreciation and amortization expense
Inventories:
Reversal of inventory write-down	$ 15.8